Revenue Recognition - Impact on Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (31,770)	$ (376,911)	$ (33,840)	$ (241,792)	$ (26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	$ (678,750)	$ (111,295)	$ (76,307)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets	49,145				54,411					211,639	236,788	246,753
Depreciation	3,154				2,615					11,434	8,818	8,160
Stock-based and long-term incentive compensation	535				(12)					310	3,183	2,598
Deferred income tax expense	0				662					(14,087)	(4,026)	4,140
Non-cash legal settlement reserve (related insurance recovery)										(2,750)
Amortization of debt discount and deferred debt costs	0				1,789					33,452	6,819	6,936
Refinancing expense	5,214				0					12,238	0	9,500
Unrealized loss on derivative financial instruments	7,773				0					3,151	0	0
Charged to Expense	3,335				3,017					12,300	11,014	10,785
Goodwill impairment										563,549	0	0
Other non-cash activity, net	(267)				(852)					24	(4,291)	(4,595)
Changes in assets and liabilities:
Trade receivables	(2,652)				(2,672)					(12,776)	(9,790)	(11,032)
Prepaid expenses and other assets	48				580					(11,046)	(2,160)	446
Subscriber accounts - deferred contract costs	(863)				(898)					(5,418)	(3,064)	(2,947)
Payables and other liabilities	14,890				17,921					(18,767)	(4,792)	(3,910)
Net cash provided by operating activities	48,542				50,354					104,503	150,204	190,527
Cash flows from investing activities:
Capital expenditures	(2,999)				(3,310)					(14,903)	(14,393)	(9,178)
Cost of subscriber accounts acquired	(28,850)				(24,560)					(140,450)	(142,909)	(201,381)
Net cash used in investing activities	(31,849)				(27,870)					(155,353)	(157,302)	(210,559)
Cash flows from financing activities:
Proceeds from long-term debt	43,100				50,000					248,800	187,950	1,280,700
Payments on long-term debt	(18,400)				(47,750)					(184,100)	(175,250)	(1,238,059)
Payments of financing costs	(14,720)				0					(9,682)	0	(16,946)
Value of shares withheld for share-based compensation	(1)				(42)					(93)	(477)	(121)
Dividend to Ascent Capital	(5,000)									(5,000)	(5,000)	(5,000)
Net cash provided by financing activities	4,979				2,208					49,925	7,223	20,574
Net decrease in cash, cash equivalents and restricted cash	21,672				24,692					(925)	125	542
Cash, cash equivalents and restricted cash at beginning of period	2,377			$ 27,994	3,302				$ 3,177	3,302	3,177	2,635
Cash, cash equivalents and restricted cash at end of period	24,049	2,377			27,994	3,302				2,377	3,302	$ 3,177
Adjustments | Impact of adoption of Topic 606
Cash flows from operating activities:
Net loss										(7,703)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets										7,487
Depreciation										0
Stock-based and long-term incentive compensation										0
Deferred income tax expense										0
Non-cash legal settlement reserve (related insurance recovery)										0
Amortization of debt discount and deferred debt costs										0
Refinancing expense										0
Unrealized loss on derivative financial instruments										0
Charged to Expense										0
Goodwill impairment										0
Other non-cash activity, net										0
Changes in assets and liabilities:
Trade receivables										0
Prepaid expenses and other assets										6,379
Subscriber accounts - deferred contract costs										89
Payables and other liabilities										(581)
Net cash provided by operating activities										5,671
Cash flows from investing activities:
Capital expenditures										0
Cost of subscriber accounts acquired										(5,671)
Net cash used in investing activities										(5,671)
Cash flows from financing activities:
Proceeds from long-term debt										0
Payments on long-term debt										0
Payments of financing costs										0
Value of shares withheld for share-based compensation										0
Dividend to Ascent Capital										0
Net cash provided by financing activities										0
Net decrease in cash, cash equivalents and restricted cash										0
Cash, cash equivalents and restricted cash at beginning of period	0				0					0
Cash, cash equivalents and restricted cash at end of period		0				0				0	0
Balances without adoption of Topic 606
Cash flows from operating activities:
Net loss										(686,453)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets										219,126
Depreciation										11,434
Stock-based and long-term incentive compensation										310
Deferred income tax expense										(14,087)
Non-cash legal settlement reserve (related insurance recovery)										(2,750)
Amortization of debt discount and deferred debt costs										33,452
Refinancing expense										12,238
Unrealized loss on derivative financial instruments										3,151
Charged to Expense										12,300
Goodwill impairment										563,549
Other non-cash activity, net										24
Changes in assets and liabilities:
Trade receivables										(12,776)
Prepaid expenses and other assets										(4,667)
Subscriber accounts - deferred contract costs										(5,329)
Payables and other liabilities										(19,348)
Net cash provided by operating activities										110,174
Cash flows from investing activities:
Capital expenditures										(14,903)
Cost of subscriber accounts acquired										(146,121)
Net cash used in investing activities										(161,024)
Cash flows from financing activities:
Proceeds from long-term debt										248,800
Payments on long-term debt										(184,100)
Payments of financing costs										(9,682)
Value of shares withheld for share-based compensation										(93)
Dividend to Ascent Capital										(5,000)
Net cash provided by financing activities										49,925
Net decrease in cash, cash equivalents and restricted cash										(925)
Cash, cash equivalents and restricted cash at beginning of period	$ 2,377				$ 3,302					3,302
Cash, cash equivalents and restricted cash at end of period		$ 2,377				$ 3,302				$ 2,377	$ 3,302